STOCK COMPENSATION PLANS	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION PLANS

NOTE 6 – STOCK COMPENSATION PLANS

In the ordinary course of business, the Company may issue stock options to employees, officers and directors from time to time. Fair values of the stock option awards are based on the associated value of the services rendered, where reasonably determinable.

We granted stock options, which was adopted by our board of directors, which provides for equity incentives to be granted to certain employees.

During the year ended August 31, 2016, the Company granted the following stock options:

•	On August 7, 2016, the Company granted options to an employee, to purchase 50,000 shares of our unregistered common stock at a price of $0.50 per share, that vested immediately and do not expire. The option had a value of $21,500.

•	On August 19, 2016, the Company granted options to an employee, to purchase an aggregate of 4,500,000 shares of our unregistered common stock at a price of $0.75 per share for 1/3 of the shares vesting on August 19, 2017, $1.25 per share for 1/3 of the shares vesting on August 19, 2018, and $2.00 per share for 1/3 of the shares vesting on August 19, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $2,528,880. Total compensation cost expected to be recognized in future periods for unvested options at May 31, 2017 amounted to $1,322,177. During the nine months ended May 31, 2017 and 2016, the Company charged to operations stock based compensation expense of $1,155,894 and $0, respectively.

During the nine months ended May 31, 2017, the Company granted the following stock options:

•	On October 7, 2016, the Company granted options to an employee, to purchase an aggregate of 4,500,000 shares of our unregistered common stock at a price of $0.75 per share for 1/3 of the shares vesting on October 7, 2017, $1.25 per share for 1/3 of the shares vesting on October 7, 2018, and $2.00 per share for 1/3 of the shares vesting on October 7, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,571,773. Total compensation cost expected to be recognized in future periods for unvested options at May 31, 2017 amounted to $2,160,461. During the nine months ended May 31, 2017, the Company charged to operations stock based compensation expense of $1,411,312.

•	On November 1, 2016, the Company granted options to an employee, to purchase an aggregate of 4,500,000 shares of our unregistered common stock at a price of $0.75 per share for 1/3 of the shares vesting on November 1, 2017, $1.25 per share for 1/3 of the shares vesting on November 1, 2018, and $2.00 per share for 1/3 of the shares vesting on November 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,960,769. Total compensation cost expected to be recognized in future periods for unvested options at May 31, 2017 amounted to $2,561,538. During the nine months ended May 31, 2017, the Company charged to operations stock based compensation expense of $1,399,231.

•	On January 1, 2017, the Company granted options to an employee, to purchase an aggregate of 3,750,000 shares of our unregistered common stock at a price of $1.25 per share for 1/3 of the shares vesting immediately on January 1, 2017, $1.75 per share for 1/3 of the shares vesting on January 1, 2018, and $2.50 per share for 1/3 of the shares vesting on January 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $5,143,711. Total compensation cost expected to be recognized in future periods for unvested options at May 31, 2017 amounted to $2,372,214. During the nine months ended May 31, 2017, the Company charged to operations stock based compensation expense of $2,771,497.

•	On January 1, 2017, the Company granted options to an employee, to purchase an aggregate of 50,000 shares of our unregistered common stock at a price of $1.25 per share vesting immediately on January 1, 2017. The options expire December 31, 2021, unless the employee is terminated pursuant to her employment agreement. The options had an aggregate value totaling $67,894. During the nine months ended May 31, 2017, the Company charged to operations stock based compensation expense of $67,894.

•	On February 1, 2017, the Company granted options to an employee, to purchase an aggregate of 6,000,000 shares of our unregistered common stock at a price of $2.00 per share for 1/3 of the shares vesting on January 1, 2018, $2.75 per share for 1/3 of the shares vesting on January 1, 2019, and $3.25 per share for 1/3 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $11,134,303. Total compensation cost expected to be recognized in future periods for unvested options at May 31, 2017 amounted to $8,765,024. During the nine months ended May 31, 2017, the Company charged to operations stock based compensation expense of $2,369,277.

Stock option activity during the nine months ended May 31, 2017 was as follows:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$82,500
Granted	18,800,000	1.86	23,878,450	1,170,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of May 31, 2017	23,350,000	$1.75	$26,428,830	$1,252,500

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company's stock exceeded the exercise price of the stock options at May 31, 2017 for those stock options for which the quoted market price was in excess of the exercise price ("in-the-money options"). As of May 31, 2017, options to purchase 1,350,000 shares of common stock were exercisable and the intrinsic values of these options are $1,252,500. As of May 31, 2017, the intrinsic value of outstanding options to purchase 22,000,000 shares is $0, as these options to employees vest in future periods.

The fair value of each option on the date of grant is estimated using the Black Scholes option valuation model.  The following weighted-average assumptions were used for options granted during the nine months ended May 31, 2017 and 2016:

Nine Months Ended May 31,
	2017	2016
Expected term	4.59 - 6.43 years	-
Expected average volatility	179%-183%	-
Expected dividend yield	-	-
Risk-free interest rate	1.17% - 2.25%	-

The following table summarizes information relating to outstanding and exercisable stock options as of May 31, 2017:

Options Outstanding			Options Exercisable

	Weighted Average
Number	Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
50,000	No expiration	$0.5	50,000	$0.50
4,500,000	6.22	$1.33	-	$-
4,500,000	6.36	$1.33	-	$-
4,500,000	6.43	$1.33	-	$-
3,750,000	5.59	$1.83	1,250,000	$1.25
6,000,000	6.59	$2.67	-	$-
50,000	4.59	$1.25	50,000	$1.25
23,350,000			1,350,000

NOTE 4 - STOCK COMPENSATION PLANS

In the ordinary course of business, the Company may issue stock options to employees, officers and directors from time to time. Fair values of the stock option awards are based on the associated value of the services rendered, where reasonably determinable.

We granted stock options, which was adopted by our board of directors during August 2016, provides for equity incentives to be granted to certain employees.

The Company did not have any stock options outstanding during the year ended August 31, 2015. During the year ended August 31, 2016, the Company granted the following stock options:

•	On August 7, 2016, the Company granted options to an employee, to purchase 50,000 shares of our unregistered common stock at a price of $0.50 per share, that vested immediately and do not expire. The options had a value of $21,500.

•	On August 19, 2016, the Company granted options to an employee, to purchase an aggregate of 4,500,000 shares of our unregistered common stock at a price of $0.75 per share for 1/3 of the shares vesting on August 19, 2017, $1.25 per share for 1/3 of the shares vesting on August 19, 2018, and $2.00 per share for 1/3 of the shares vesting on August 19, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. On issuance, the options had an aggregate value totaling $2,528,880. Total compensation cost expected to be recognized in future for unvested options at August 31, 2016 amounted to $2,478,071. During the year ended August 31, 2016, the Company charged to operations stock based compensation expense of $50,809.

Stock option activity during the years ended August 31, 2016 and 2015 were as follows:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2015	-	$-	$-	$-
Granted	4,550,000	1.32	2,550,380	21,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$21,000

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company's stock exceeded the exercise price of the stock options at August 31, 2016 for those stock options for which the quoted market price was in excess of the exercise price ("in-the-money options"). As of August 31, 2015, the aggregate intrinsic value of options outstanding was $nil, as there are no stock options outstanding. As of August 31, 2016, 50,000 options to purchase shares of common stock were exercisable and the intrinsic value of these options is $21,000. As of August 31, 2016, the intrinsic value of 4,500,000 outstanding options is $nil, as they are not exercisable until August 19, 2017.

The fair value of each option on the date of grant is estimated using the Black Scholes option valuation model. The following weighted-average assumptions were used for options granted during the years ended August 31, 2016 and 2015:

	Year Ended August 31,
	2016	2015
Expected term	5.97 - 7.97 years	-
Expected average volatility	179%	-
Expected dividend yield	-	-
Risk-free interest rate	1.17% - 1.58%	-

The following table summarizes information relating to outstanding and exercisable stock options as of August 31, 2016:

Options Outstanding			Options Exercisable

Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
50,000	No expiration	$0.50	50,000	$0.50
4,500,000	6.97	$1.33	-	$-

As of August 31, 2016, the weighted average remaining contractual life of the 50,000 options outstanding are indefinite as they do not expire. These outstanding stock options are exercisable on the grant date Aug 7, 2016. As of August 31, 2016, the weighted average remaining contractual life of the 4,500,000 options outstanding is 6.97 years.